Note 5 - Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Assets	$ 15,596	$ 20,049	$ 20,080
Fair Value, Inputs, Level 1 [Member]
Total Assets	15,596	20,049	20,080
Fair Value, Inputs, Level 2 [Member]
Total Assets
Fair Value, Inputs, Level 3 [Member]
Total Assets
Money Market Funds [Member]
Cash equivalents	15,596	1,819	103
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	15,596	1,819	103
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
US Treasury Securities [Member]
Cash equivalents		18,230	6,018
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents		18,230	6,018
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents